Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.47

								Origination Values																														Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Property Inspection Waiver	Appraisal Value(s)					BPO Values				AVM Values						Desk Review Values					Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score	Valuation Comments
								Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	AVM Product Name	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
XXX	2025960559	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.0
XXX	2025960558	XXX	XXX	XXX	XXX	No	No	XXX	XXX	1.8	3.0	Price of Last Sale $XXX = Original Purchase price $XXX + Listed improvements on Appraisal for total $XXX per appraisal pg.XXX
																																																																XXX - Received Investor notification that the preliminary title provided reflects the Deed dated XXX, thus they accept the title (for timing) vs. the CD for the previous purchase and allow the LTV calculation based on the appraised value vs. the original sale price of $XXX per the appraisal in the LTV/CLTV calculation. Investor sited, the file comp factors and minimal days short for seasoning are the reason for allowing.
XXX	2025960732	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	ClearCapital	XXX																																			3.5	2.0	Low Risk
XXX	2025960731	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			CDA Risk Score is Low, no recommendation for an additional review.
XXX	2025960730	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.0	2.0	Subject is Rural per appraisal (pg XXX).
XXX	2025960729	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.0	3.0
XXX	2025960725	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			2.5	2.5	XXX% increase in price.
XXX	2025960728	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	ClearCapital	XXX																																			1.0	2.5	Low Risk
XXX	2025960726	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.4	1.0
XXX	2025960720	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					1.0	2.5
XXX	2025960724	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.4	1.0
XXX	2025960717	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					2.3	2.5
XXX	2025960718	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					1.0	1.5
XXX	2025960722	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	-8.40%	Clear Capital	XXX																																					Variance within acceptable tolerance range.
XXX	2025960719	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					2.3
XXX	2025960723	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			3.4	3.5
XXX	2025960714	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					1.0	1.0
XXX	2025960715	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.0	2.0
XXX	2025960727	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			4.5	3.0
XXX	2025960721	XXX	XXX	XXX	XXX	No	No	XXX	XXX	XXX	XXX	0.00%	ClearCapital	XXX	1.0	1.5	Purchase contract signed XXX, more than XXX days from seller acquisition. Property was a foreclosure. Recently renovated XXX. Not impacted by XXX or XXX XXX.; Moderate Risk -YES, the supplemental comps were reviewed to gauge their overall support of the original appraisal value. The value estimate appears to be supported
																																																																based on a retrospective review of the XXX only
XXX	2025960716	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			3.2	5.0
XXX	2025960713	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	ClearCapital	XXX																																			1.0	1.5	XXX Moderate Risk
XXX	2025960711	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			4.5	4.5	CDA Low Risk value is noted as adequately supported.
XXX	2025960709	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			2.6	1.0	XXX
XXX	2025960710	XXX	XXX	XXX	XXX	No	No	XXX	XXX	XXX	XXX	0.00%	Clear Capital	XXX	2.7	Moderate Risk - summary:
The conclusion of value is adequately supported because the appraiser met the XXX most important criteria: Condition, Location, Date of Sale and Terms of
Ownership. The supplemental comparables were not viable choses due to the unique upgrades coupled with XXX, which cannot be compared by XXX.
																																																																The comparables the appraiser chose better reflected the price of the subject. The Risk factor chosen was XXX) lack of sale/list history.
XXX	2025960708	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			4.3	4.0	CDA final analysis - The subject condition in the Appraisal is described as XXX or good condition. All comps sold during the past XXX months. All comps are located XXX miles or less from the subject. The adjustments for bathrooms appeared to be low and construction quality were inconsistent; the adjustment discrepancies would not have an effect on the subject's estimate of value. The gross adjustments for the comparables are XXX% or less. An extraordinary assumption was made that the subject and all sales are correct as reported and if this information is found to be incorrect, the opinions and conclusions may be altered.
XXX	2025960707	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					1.0	2.5
XXX	2025960712	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX